Interests of subsidiaries	12 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Interests of subsidiaries
5	Interests in subsidiaries

Particulars of principal subsidiaries as of March 31, 2018 and 2019 are as follows:

Name of company	Place of incorporation and kind of legal entity	Percentage of capital held by the Company		Principal activities
		2018	2019
Bonso Electronics Limited * (“BEL”)	Hong Kong, limited liability company	100%	100%	Investment holding, providing management and administrative support to the Group companies

Bonso Investment Limited (“BIL”)	Hong Kong, limited liability company	100%	100%	Investment holding and property investment

Bonso Electronics (Shenzhen) Company, Limited (“BESCL”)	PRC, limited liability company	100%	100%	Investment holding and property rental

Bonso Advanced Technology Limited * (“BATL”)	Hong Kong, limited liability company	100%	100%	Investment holding and trading of scales and pet electronics products

Bonso Advanced Technology (Xinxing) Company, Limited (“BATXXCL”)	PRC, limited liability company	100%	100%	Production of scales and pet electronics products and property rental

Bonso Technology (Shenzhen) Company, Limited (“BTL”)	PRC, limited liability company	100%	100%	Product development

* Shares directly held by the Company